As filed with the Securities and Exchange Commission on December 1, 1999
                                       Registration Nos. 33-41913 and 811-06367

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X

                  Pre-Effective Amendment No.
                  Post-Effective Amendment No.  9                        X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
                  Amendment No.  10                                      X


                        GABELLI EQUITY SERIES FUNDS, INC
               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Center, Rye, New York 10580-1434
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1- 800 422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1434
                     (Name and Address of Agent for Service)


                                   Copies to:
James E. McKee, Esq.                      Richard T. Prins, Esq.
Gabelli Equity Series Funds, Inc.         Skadden, Arps, Slate, Meagher & Flom
One Corporate Center                      919 Third Avenue
Rye, New York 10580-1434                  New York, New York 10022

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b); or on _____ pursuant to paragraph (b); or
          X 60 days after filing pursuant to paragraph (a)(1); or on [____] pursuant to paragraph (a)(1); or 75 days after filing pursuant to paragraph (a)(2); or on [____] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                         GABELLI EQUITY SERIES FUNDS, INC.
                        The Gabelli Small Cap Growth Fund
                         The Gabelli Equity Income Fund
                                Class AAA Shares

                                   PROSPECTUS
                                February 1, 2000

===============================================================================

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
===============================================================================


                        GABELLI EQUITY SERIES FUNDS, INC.
                        The Gabelli Small Cap Growth Fund
                         The Gabelli Equity Income Fund
                              One Corporate Center
                            Rye, New York 10580-1434
                         1-800-GABELLI (1-800-422-3554)
                               fax: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com
             (Net  Asset  Value may be  obtained  daily by calling
                        1-800-GABELLI after 6:00 p.m.)

                               Board of Directors

Mario J. Gabelli, CFA                                Robert J. Morrissey
Chairman and Chief                                   Attorney-at-Law
Investment Officer                                   Morrissey, Hawkins & Lynch
Gabelli Asset Management Inc.

Felix J. Christiana                                  Karl Otto Pohl
Former Senior Vice President                         Former President
Dollar Dry Dock Savings Bank                         Deutsche Bundesbank

Anthony J. Colavita                                  Anthony R. Pustorino
Attorney-at-Law                                      Certified Public Accountant
Anthony J. Colavita, P.C.                            Professor, Pace University

Vincent D. Enright                                   Anthonie C. van Ekris
Former Senior Vice President                         Managing Director
and Chief Financial Officer                          BALMAC International, Inc.
KeySpan Energy Corp.

John D. Gabelli
Senior Vice President
Gabelli & Company, Inc.

                         Officers and Portfolio Managers

Mario J. Gabelli, CFA                            Bruce N. Alpert
Portfolio Manager,                                Vice President and Treasurer
President and Chief
Investment Officer

James E. McKee
Secretary
                                   Questions?
                               Call 1-800-GABELLI
                       or your investment representative.





                                                 TABLE OF CONTENTS

                                                                           Page

INVESTMENT PERFORMANCE SUMMARY...............................................2
INVESTMENT AND RISK INFORMATION..............................................6
MANAGEMENT OF THE FUND.......................................................7
PURCHASE OF SHARES...........................................................7
REDEMPTION OF SHARES.........................................................8
EXCHANGE OF SHARES..........................................................9
PRICING OF FUND SHARES......................................................10
DIVIDENDS AND DISTRIBUTIONS.................................................10
TAX INFORMATION                                                             10
FINANCIAL HIGHLIGHTS........................................................12




                                        INVESTMENT AND PERFORMANCE SUMMARY

The Gabelli Small Cap Growth Fund (the "Small Cap Fund") and The Gabelli Equity Income Fund (the "Equity Income Fund")(each, a "Fund" and collectively, the "Funds") are series of The Gabelli Equity Series Funds, Inc.

                                           GABELLI SMALL CAP GROWTH FUND

Investment Objective:

The Fund seeks to provide a high level of capital appreciation. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment.

Principal Investment Strategies:

The Fund invests primarily in the common stocks of growth companies with total market values at the time of investment of less than $500 million which the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), believes are likely to have rapid growth in revenues and above average rates of earnings growth.

In selecting investments for the Small Cap Fund, the Adviser seeks issuers with a dominant market share or niche franchise in a growing and/or consolidating industry. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets and rising free cash flow and earnings. The
Adviser's goal is to invest long term in stocks of companies trading at reasonable valuations relative to perceived economic worth.

Smaller growth companies may offer greater potential for capital appreciation than larger companies. Frequently these companies exhibit one or more of the following traits:

    New products or technologies
    New distribution methods
    Rapid changes in industry conditions due to regulatory or other developments Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate
    of  earnings   growth,   which  would   usually  be  reflected  in  capital
    appreciation.

In addition, because smaller growth companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained. Smaller growth companies may also be more subject to a valuation catalyst (such as increased investor attention, take over efforts or a change in management) than larger companies.

Principal Risks:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks.

Who May Want to Invest:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Fund's distributor or through a select number of financial intermediaries with whom Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), has entered into selling agreements specifically authorizing them to offer Class AAA Shares.



The Fund may appeal to you if:

     you are a long-term investor
     you seek growth of capital
     you believe that the market will favor small capitalization stocks over the long term

You may not want to invest in the Fund if:

     you are seeking a high level of current income you are conservative in your investment approach you seek stability of principal more than potential growth of capital

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                            GABELLI EQUITY INCOME FUND

Investment Objective:

The Fund seeks to provide a high level of total return on its assets with an emphasis on income.

Principal Investment Strategies:

The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing primarily in income producing equity securities including securities convertible into common stock. In making stock selections, the Fund's investment adviser, Gabelli Funds, LLC looks for securities that have a better yield than the average of the Standard and Poor's 500 Stock Index, as well as capital gains potential.

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that have strong free cash flow and pay regular dividends have potential for long-term earnings per share growth may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division or the development of a profitable new business are well-managed
                   will benefit from sustainable  long-term  economic  dynamics, such as globalization of an issuer's industry or an issuer's increased focus on productivity or enhancement of services

The Adviser believes preferred stock and convertible securities of select companies offer opportunities for capital appreciation. This is particularly true in the case of companies that have performed below expectations.
If a company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like the common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Principal Risks:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Preferred stocks and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that its portfolio companies will reduce or eliminate the dividend rate on securities held by the Fund.

Who May Want to Invest:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Fund's distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

The Fund may appeal to you if:

                   you are a long-term investor
                   you are seeking income as well as growth of capital

You may not want to invest in the Fund if:

       you are conservative in your investment approach you seek stability of principal more than potential growth of capital

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

The bar charts and tables shown below provide an indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year (since 1992), and by showing how the Funds' average annual returns for the one year, five years and the life of each Fund compare to its benchmark. As with all mutual funds, the Funds' past performance does not predict how the Funds will perform in the future.

                                           GABELLI SMALL CAP GROWTH FUND

BAR CHART (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS
USED IN PRINTED GRAPHIC

               Calendar Year              Total Return
               -------------              ------------
                    1992                       20.3%
                    1993                       22.8%
                    1994                     (2.9%)
                    1995                       25.2%
                    1996                       11.9%
                    1997                       36.5%
                    1998                        0.0%
                    1999

During the period shown in the bar chart, the highest return for a quarter was 17.1% (quarter ended June 30, 1999) and the lowest return for a quarter was 20.3% (quarter ended September 30, 1999).

 ---------------------------------------------- ----------------------- ---------------------- ---------------------
         Average Annual Total Returns               Past One Year          Past Five Years      Since October 22,
   (for the periods ended December 31, 1999)                                                          1991*
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 The Gabelli Small Cap Growth Fund Class                ____%                   ____%                 ____%
 AAA Shares
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 Russell 2000 Index**                                   ____%                   ____%                 ____%
 ---------------------------------------------- ----------------------- ---------------------- ---------------------

* From October 22, 1991, the date that the Fund commenced investment operations.
** The Russell 2000 Index is an unmanaged index consisting of broad-based common stocks. The performance of the Index does not include expenses or fees.

                                            GABELLI EQUITY INCOME FUND

BAR CHART (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS
USED IN PRINTED GRAPHIC

               Calendar Year              Total Return
               -------------              ------------
                    1992                        9.8%
                    1993                       17.9%
                    1994                        1.1%
                    1995                       28.3%
                    1996                       17.9%
                    1997                       27.9%
                    1998                       12.6%
                    1999                      ___

During the period shown in the bar chart, the highest return for a quarter was 12.7% (quarters ended March 31, 1997 and December 31, 1998) and the lowest return for a quarter was (9.7)% (quarter ended September 30, 1998).

 ---------------------------------------------- ----------------------- ---------------------- ---------------------
         Average Annual Total Returns               Past One Year          Past Five Years       Since January 2,
   (for the periods ended December 31, 1999)                                                          1992*
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 The Gabelli Equity Income Fund Class                   ____%                   ____%                 ____%
 AAA Shares
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 S&P(R)500 Stock Index**                                 ____%                   ____%                 ____%
 ---------------------------------------------- ----------------------- ---------------------- ---------------------

* From January 2, 1992, the date that the Fund commenced investment operations.
** The S&P(R) 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The performance of the Index does not include expenses or fees.

Fees and Expenses of the Funds:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Funds.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
 .........                                   Small Cap         Equity
 .........                                   Growth            Income
 .........                                   Fund              Fund

Management Fees                             1.00%            1.00%
Distribution (Rule 12b-1) Expenses          0.25%             0.25%
Other Expenses                              0.31%             0.35%
                                            ----              -----
Total Annual Fund Operating Expenses        1.56%             1.60%
                                            ====              =====

Expense Example:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Funds with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Funds for the time periods shown,
(2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




               1 Year            3 Years          5 Years          10 Years
               ------            -------          -------          --------

Small Cap
Growth
Fund            $159              $493             $850             $1,856

Equity
Income
Fund            $163              $505             $871             $1,900


                                          INVESTMENT AND RISK INFORMATION

The Funds may also use the following investment technique:

          Defensive  Investments  - Small Cap Fund and  Equity
         Income   Fund  -  When   opportunities   for  high  levels  of  capital
         appreciation do not appear attractive or when adverse market or economic conditions occur, the Funds may temporarily invest all or a portion of their assets in defensive investments. Such investments include fixed income securities or high quality money market instruments. When following a defensive strategy, the Funds will be less likely to achieve their investment goals.

Investing in the Funds involve the following risks:

          Equity Risk. - Small Cap Fund and Equity Income Fund -
         The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

          Interest Rate Risk and Credit Risk - Equity Income Fund only - Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

         Convertible Security Risk - Equity Income Fund only - Lower rated convertible securities are subject to greater credit risk, price volatility and risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.

          Small  Capitalization  Company  Risk - Small Cap Fund only -
         Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Small capitalization companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small capitalization company stock prices tend to rise and fall in value more than other stocks. The Fund, as a holder of equity securities, only has rights to a value in the company after all its debts have been paid, and it could lose its entire investment in a company that encounters financial difficulty.

          Fund and Management Risk - Small Cap Fund only - The Fund invests in growth and value stocks issued by smaller companies. The Fund's price may decline because the market favors large capitalization company stocks over stocks of small to mid-size companies or value stocks over growth stocks. If the Adviser is incorrect in its assessment of the growth prospects of the securities it holds, then the value of the Fund's shares may decline.

          Fund and Management Risk - Equity Income Fund only - The Fund invests in stocks issued by companies believed by the Adviser to be undervalued that have the potential to achieve significant capital appreciation. If the Adviser is incorrect in its assessment of the values of the securities it holds or no event occurs which surfaces value, then the value of the Fund's shares may decline.

                                              MANAGEMENT OF THE FUND

The Adviser. Gabelli Funds, LLC, with principal offices located at One Corporate Center, Rye, New York 10580-1434, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment program under the supervision of the Funds' Board of Directors. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc. ("GAMI"), a publicly held company listed on the New York Stock Exchange.

As compensation for its services and the related expenses the Adviser bears, for the fiscal year ended September 30, 1999, the Funds paid the Adviser a fee equal to 1.00% of the value of the Funds' average daily net assets.

The Portfolio Manager. Mr. Mario J. Gabelli, CFA, is responsible for the day-to-day management of the Funds. Mr. Gabelli has been Chairman, Chief
Executive Officer and Chief Investment Officer of the Adviser and its predecessor since inception, as well as its parent company, GAMI. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer of GAMCO Investors, Inc. ("GAMCO"), a wholly-owned subsidiary of GAMI, and is an officer or director of various other companies affiliated with GAMI. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability or resignation.

Rule 12b-1 Plan. The Funds have adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Funds on an annual basis of 0.25% of the Funds' average daily net assets attributable to Class AAA Shares to finance distribution of the Funds' Class AAA Shares. The Funds may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sales of Class AAA Shares of the Funds. To the extent any activity is one that the Funds may finance without a distribution plan, the Funds may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

                                                PURCHASE OF SHARES

You can purchase the Funds' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares through the Distributor, directly from the Funds through the Funds' transfer agent or through registered broker-dealers who have signed selling agreements with the Distributor.

          By Mail or In Person. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Small Cap Growth Fund" or "The Gabelli Equity Income Fund" to:

         By Mail                                  By Personal Delivery
         The Gabelli Funds                        The Gabelli Funds
         P.O. Box 8308                            c/o BFDS
         Boston, MA 02266-8308                    66 Brooks Drive
                                                  Braintree, MA 02184

         You can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554.)
         Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund(s) and class of shares you wish to purchase.

          By Bank Wire Transfer. To open an account using the bank wire transfer system, first telephone the Fund(s) at 1-800-GABELLI (1-800-422-3554) to obtain a new account number.
         Then instruct a Federal Reserve System member bank to wire funds to:
                                        State Street Bank and Trust Company
                                       [ABA #011-0000-28 REF DDA #99046187]
                                            Re: The Gabelli ______ Fund
                                                Account #__________
                                          Account of [Registered Owners]
                                       225 Franklin Street, Boston, MA 02110

         If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

Minimum Investments. Your minimum initial investment must be at least $1,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Certain broker-dealers may have different minimum investment requirements.

Share Price. The Funds sell their Class AAA Shares at the "net asset value" next determined after the Funds receive your completed subscription order form and your payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

Retirement Plans. The minimum initial investment in all retirement plans is $250. There is no minimum requirement for retirement plans.
Investors with IRA plans and self-employed investors may purchase shares of the Funds through tax-deductible contributions to their existing IRA account or their retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. Shares of the Funds may also be a suitable investment for
other types of qualified  pension  or  profit-sharing   plans  which  are
employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans."
-------------------------------------------------------------------------------

Automatic Investment Plan. The Funds offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call 1-800-GABELLI (1-800-422-3554) for more details about the plan.

Telephone Investment Plan. You may purchase additional shares of the Funds by telephone if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Funds' Transfer Agent. There is a minimum of $100 for each telephone investment. To initiate an ACH Purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365.

General. State Street will not issue share certificates unless requested by you. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's initial purchase requirement.

                                               REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day without a redemption fee. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission orders the Funds to suspend redemptions.

The Funds redeem their shares at the net asset value next determined after the Funds receive your redemption request. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through the Distributor or directly from the Funds through the transfer agent.

                   By Letter.  You may mail a letter  requesting  redemption  of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

                   By  Telephone.  You  may  redeem  your  shares  in  an
                  account directly registered with State Street by  calling
                  either   1-800-GABELLI (1-800-422-3554)  or
                  1-800-872-5365  (617-328-5000 from outside the United States), subject to a $25,000 limitation. You may not redeem shares held through an IRA by telephone. If State Street properly acts on telephone instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Funds will be responsible for any losses due to telephone transactions. You may be responsible for any fraudulent telephone order as long as State Street or the Funds take reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares" below).

                  1. Telephone Redemption By Check. The Funds will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

                  2.       Telephone   Redemption  By  Bank Wire Transfer.
                           The  Funds  accept
                           telephone requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

Automatic Cash Withdrawal Plan. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 1-800-GABELLI (1-800-422-3554) for more information about this plan.

Involuntary Redemption.  The Funds may redeem all shares in your account
(other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

Redemption Proceeds. If you request redemption proceeds by check, the Funds will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund(s) shares by check or through the Automatic Investment Plan, you may not redeem shares until the check clears, which may take up to as many as 15 days following purchase.

The Funds may pay you your redemption proceeds wholly or partly in portfolio securities. Payments would be made in portfolio securities, however, only in the rare instance that the Funds' Board of Directors believes that it would be in the Funds' best interest not to pay redemption proceeds in cash

                                                EXCHANGE OF SHARES

You may exchange shares of the Fund(s) you hold for shares of the same class of another fund managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 1-800-GABELLI (1-800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates.



In effecting an exchange:

          you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.
          if you are  exchanging to a fund with a higher sales charge,  you must pay the  difference at the time of
          exchange.
          you may realize a taxable gain or loss.
          you should read the prospectus of the fund whose shares you are purchasing through exchnages (call 1-800-GABELLI (1-800-422-3554)
         to   obtain   the prospectus).

You may exchange shares by telephone, by mail or through a broker-dealer or other financial intermediary.

Exchanges by Telephone. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554). You may not exchange shares by telephone if you hold share certificates.

Exchanges by Mail. You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the funds whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

Exchanges through the Internet. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.

We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                                              PRICING OF FUND SHARES

The net asset value per share of the Class AAA Shares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The net asset value per share of the Class AAA Shares is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time.
Net asset value is computed by dividing the value of the Funds' net assets (i.e. the value of their securities and other assets less their liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of their shares outstanding at the time the determination is made. The Funds use market quotations in valuing their portfolio securities.
Short-term investments that mature in 60 days or less are valued at amortized cost, which the Directors of the Funds believe represents fair value.

                                            DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay dividends quarterly for The Equity Income Fund and annually for The Small Cap Fund and capital gain distributions, if any, on an annual basis. You may have dividends or capital gains distributions that are declared by the Funds automatically reinvested at net asset value in additional shares of the Funds. You will make an election to receive dividends and distributions in cash or Fund(s) shares at the time you purchase your shares. You may change this election by notifying the Funds in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains.

                                                  TAX INFORMATION

The Funds expect that their distributions will consist primarily of net investment income and net realized capital gains. Capital gains may be taxed at different rates depending on the length of time the Funds hold the asset giving rise to such gains. Dividends out of net investment income and distributions of net realized short-term capital gains (i.e. gains from assets held by the Funds for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. An exchange of the Funds' shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares; and any gain you realize on such a transaction generally will be taxable. Foreign shareholders generally will be subject to a federal withholding tax.

This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.




                                               FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for the past five fiscal years of the Funds. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds' Class AAA Shares. This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Funds' financial statements and related notes are included in the annual report, which is available upon request.

GABELLI SMALL CAP GROWTH FUND

Per share amounts for the Fund's Class AAA Shares outstanding throughout each year ended September 30,

                                                  1999         1998            1997         1996          1995
                                                  ----         ----            ----         ----          ----
Operating performance:
     Net asset value, beginning of year.....     $18.81      $ 25.42         $ 20.02       $ 19.34      $17.24
                                                 ------      -------         -------       -------      ------
     Net investment loss....................        (0.07)     (0.03)          (0.07)        (0.09)      (0.04)
     Net realized and unrealized gain/(loss)
              on investments................         3.63      (2.99)           7.70          2.11        3.17
                                                    -----      ------           ----          ----        ----
     Total from investment operations                3.56      (3.02)           7.63          2.02        3.13
                                                   ------      ------           ----          ----        ----

Distributions to shareholders:
     Net realized gains on investments......         (0.53)    (3.59)          (2.23)        (1.34)      (1.03)
                                                     ------    ------          ------        ------      ------
     Total distributions....................         (0.53)    (3.59)          (2.23)        (1.34)      (1.03)
                                                     ------    ------          ------        ------      ------

     Net asset value, end of year...........     $21.84      $ 18.81         $ 25.42       $ 20.02      $19.34
                                               ========      =======         =======       =======      ======

     Total return+..........................       19.24%     (13.53)%         42.22%        10.97%      19.66%
                                               ==========     ========         ======        ======      ======

Ratios to average net assets and
supplemental data:
     Net assets, end of year (in 000's)            $305,403  $277,820      $296,519      $223,239      $231,156
     Ratio of net investment loss to
          average net assets................         (0.34)%   (0.14)%         (0.36)%       (0.42)%     (0.24)%
     Ratio of operating expenses to
          average net assets (a)............         1.56%      1.44%           1.62%         1.58%       1.54%
     Portfolio turnover rate................         24%       20%             14%           11%         17%



+    Total return  represents  aggregate  total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  The Fund incurred  interest  expense  during the years ended  September 30,
     1999 and 1997.  Excluding  interest  expense,  the operating expense ratios would have been 1.53% and 1.52%, respectively.



GABELLI EQUITY INCOME FUND

Per share amounts for the Fund's Class AAA Shares outstanding throughout each year ended September 30,

                                                  1999         1998            1997         1996          1995
                                                  ----         ----            ----         ----          ----
Operating performance:
     Net asset value, beginning of year.....     $15.97       $17.39          $13.81        $12.65      $11.54
                                                 ------       ------          ------        ------      ------
     Net investment income..................       0.23         0.22            0.22          0.28        0.29
     Net realized and unrealized gain
              on investments................       2.82         0.29            4.28          1.76        1.77
                                                   ----         ----            ----          ----        ----
     Total from investment operations              3.05         0.51            4.50          2.04        2.06
                                                   ----         ----            ----          ----        ----

Distributions to shareholders:
     Net investment income..................      (0.22)       (0.26)          (0.22)        (0.28)      (0.29)
     In excess of net investment income.....       ----          ----           ----         (0.01)       ----
     Net realized gains on investments......      (1.22)       (1.67)          (0.70)        (0.59)      (0.66)
                                                  ------       ------          ------        ------      ------
     Total distributions....................      (1.44)       (1.93)          (0.92)        (0.88)      (0.95)
                                                  ------       ------          ------        ------      ------
     Net asset value, end of year...........      $17.58       $15.97        $17.39        $13.81        $12.65
                                                  ======       ======        ======        ======        ======

     Total return+..........................      19.82%        2.98%          33.98%        16.69%      19.20%
                                                  ======        =====          ======        ======      ======

Ratios to average net assets and
supplemental data:
     Net assets, end of year (in 000's)          $92,111       $79,669       $73,730       $57,006       $54,806
     Ratio of net investment income to
          average net assets................       1.32%        1.27%           1.42%         1.99%       2.50%
     Ratio of operating expenses to
          average net assets................       1.60%        1.64%           1.78%         1.93%       1.83%
     Portfolio turnover rate................       39%           35%           43%           20%           30%

+    Total return  represents  aggregate  total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.






                                                 [BACK COVER PAGE]

                                         GABELLI EQUITY SERIES FUNDS, INC.
                                         The Gabelli Small Cap Growth Fund
                                          The Gabelli Equity Income Fund
                                                 Class AAA Shares

For More Information:
For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:
The Funds' semi-annual and audited annual reports to shareholders contain detailed information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their operations and investments policies. It is incorporated by reference, and is legally considered a part of this prospectus.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:

-------------------------------------------------------------------------------
                                         Gabelli Equity Series Funds, Inc.
-------------------------------------------------------------------------------
                                               One Corporate Center
                                                   Rye, NY 10580
                                     Telephone: 1-800-GABELLI (1-800-422-3554)
                                                  www.gabelli.com


You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange
Commission.  You can get text-only copies:
o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling
     1-800-SEC-0330.
o    Free from the Commission's Website at http://www.sec.gov



(Investment Company Act file no. 811-06367)






                                         GABELLI EQUITY SERIES FUNDS, INC.
                                         The Gabelli Small Cap Growth Fund
                                          The Gabelli Equity Income Fund
                                                  Class A Shares
                                                  Class B Shares
                                                  Class C Shares

                                                    PROSPECTUS
                                                 February 1, 2000

===============================================================================

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
===============================================================================


                                        GABELLI EQUITY SERIES FUNDS, INC.
                                      The Gabelli Small Cap Growth Fund, Inc.
                                          The Gabelli Equity Income Fund
                                               One Corporate Center
                                             Rye, New York 10580-1434
                                          1-800-GABELLI (1-800-422-3554)
                                                fax: 1-914-921-5118
                                              http://www.gabelli.com
                                             e-mail: info@gabelli.com
                 (Net Asset Value may be obtained daily by calling 1-800-GABELLI after 6:00 p.m.)

                                                Board of Directors
Mario J. Gabelli, CFA                             Robert J. Morrissey
Chairman and Chief                                Attorney-at-Law
Investment Officer                                Morrissey, Hawkins & Lynch
Gabelli Asset Management Inc.

Felix J. Christiana                               Karl Otto Pohl
Former Senior Vice President                      Former President
Dollar Dry Dock Savings Bank                      Deutsche Bundesbank

Anthony J. Colavita                               Anthony R. Pustorino
Attorney-at-Law                                   Certified Public Accountant
Anthony J. Colavita, P.C.                         Professor, Pace University

Vincent D. Enright                                Anthonie C. van Ekris
Former Senior Vice President                      Managing Director
and Chief Financial Officer                       BALMAC International, Inc.
KeySpan Energy Corp.

John D. Gabelli
Senior Vice President
Gabelli & Company, Inc.
                                          Officers and Portfolio Managers

Mario J. Gabelli, CFA                              Bruce N. Alpert
Portfolio Manager,                                 Vice President and Treasurer
President and Chief
Investment Officer

James E. McKee
Secretary
                                            Questions?
                                Call   1-800-GABELLI   or   your
                                    investment representative.







                                                 TABLE OF CONTENTS
                                                                          Page

INVESTMENT AND PERFORMANCE SUMMARY...........................................2
INVESTMENT AND RISK INFORMATION..............................................7
MANAGEMENT OF THE FUND.......................................................8
CLASSES OF SHARES............................................................8
PURCHASE OF SHARES..........................................................12
REDEMPTION OF SHARES........................ ...............................13
EXCHANGE OF SHARES.........................................................14
PRICING OF FUND SHARES......................................................14
DIVIDENDS AND DISTRIBUTIONS.................................................15
TAX INFORMATION..............................    ...........................15
FINANCIAL HIGHLIGHTS........................................................15






                                        INVESTMENT AND PERFORMANCE SUMMARY

The Gabelli Small Cap Growth Fund (the "Small Cap Fund") and The Gabelli Equity Income Fund (the "Equity Income Fund") (each a "Fund" and collectively, the "Funds") are series of Gabelli Equity Series Funds, Inc.

                                           GABELLI SMALL CAP GROWTH FUND

Investment Objective:

The Fund seeks to provide a high level of capital appreciation. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment.

Principal Investment Strategies:

The Fund invests primarily in the common stocks of growth companies with total market values at the time of investment of less than $500 million which the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), believes are likely to have rapid growth in revenues and above average rates of earnings growth.

In selecting investments for the Small Cap Fund, the Adviser seeks issuers with a dominant market share or niche franchise in a growing and/or consolidating industry. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets and rising free cash flow and earnings. The
Adviser's goal is to invest long termin the stocks of companies trading at reasonable valuations relative to perceived economic worth.

Smaller growth companies may offer greater potential for capital appreciation than larger companies. Frequently these companies exhibit are or more of the following traits:

    New products or technologies
    New distribution methods
    Rapid changes in industry conditions due to regulatory or other developments Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller growth companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained. Smaller growth companies may also be more subject to a valuation catalyst (such as increased investor attention, take over efforts or a change in management) than larger companies.

Principal Risks:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that small capitalization stocks may trade less frequently and may be subject to more
abrupt  or  erratic   movements  in  price  than   investments  in  medium  and
large capitalization stocks.

Who May Want to Invest:

The Fund may appeal to you if:

                   you are a long-term investor
                   you seek growth of capital
                   you believe that the market will favor small capitalization stocks over the long term



You may not want to invest in the Fund if:

                   you are seeking a high level of current income you are conservative in your investment approach you seek stability of principal more than potential growth of capital

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                            GABELLI EQUITY INCOME FUND
Investment Objective:

The Fund seeks to provide a high level of total return on its assets with an emphasis on income.

Principal Investment Strategies:

The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing primarily in income producing equity securities including securities convertible into common stock. In making stock selections, the Fund's investment adviser, Gabelli Funds, LLC looks for securities that have a better yield than the average of the Standard and Poor's 500 Stock Index, as well as capital gains potential.

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that have strong free cash flow and pay regular dividends have potential for long-term earnings per share growth may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division or the development of a profitable new business are well-managed
          will benefit from sustainable long-term economic dynamics, such as globalization of an issuer's industry or an issuer's increased focus on productivity or enhancement of services

The Adviser believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation. This is particularly true in the case of companies that have performed below expectations.
If a company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like the common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Principal Risks:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Preferred stocks and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines.It is also possible that the issuer of a security will not be able to make interest and principal payments when due. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that its portfolio companies will reduce or eliminate the dividend rate on securities held by the Fund.




Who May Want to Invest:

The Fund may appeal to you if:

                   you are a long-term investor
                   you are seeking a high level of current income and growth of capital

You may not want to invest in the Fund if:

                   you are conservative in your investment approach you seek stability of principal more than potential growth of capital

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since 1993), and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare to those of the S&P(R) 500 Stock Index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future.

                                           GABELLI SMALL CAP GROWTH FUND
BAR CHART* (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS
USED IN PRINTED GRAPHIC

               Calendar Year              Total Return
               -------------              ------------
                    1992                       20.39%
                    1993                       22.8%
                    1994                       (2.9%)
                    1995                       25.2%
                    1996                       11.9%
                    1997                       36.5%
                    1998                        0.0%
                    1999                     ____

* The Class A, Class B and Class C Shares are new classes of the Fund for which performance is not yet available. The Class AAA Shares of the Fund are offered in a separate prospectus. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA Shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.

Class A, B and C Share sales loads are not reflected in the above chart. If sale loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 17.1% (quarter ended June 30, 1999) and the lowest return for a quarter was (20.3%) (quarter ended September 30, 1998).

 ---------------------------------------------- ----------------------- ---------------------- ---------------------
         Average Annual Total Returns               Past One Year          Past Five Years      Since October 22,
   (for the periods ended December 31, 1999)                                                          1991*
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 The Gabelli Small Cap Growth Fund Class AAA            ____%                   ____%                 ____%
 Shares
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 Russell 2000 Index**                                   ____%                   ____%                 ____%
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
*    From October 22, 1991, the date that the Fund commenced investment operations.
**   The Russell  2000 Index is an unmanaged  index  consisting  of  broad-based common stocks.  The  performance of the Index does not include  expenses or fees.


                                            GABELLI EQUITY INCOME FUND
BAR CHART* (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS
USED IN PRINTED GRAPHIC

               Calendar Year              Total Return
               -------------              ------------
                    1992                    9.8%
                    1993                   17.9%
                    1994                    1.1%
                    1995                   28.3%
                    1996                   17.9%
                    1997                   27.9%
                    1998                   12.6%
                    1999                      ___

* The Class A, Class B and Class C Shares are new classes of the Fund for which performance is not yet available. The Class AAA Shares of the Fund are offered in a separate prospectus. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA Shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different Classes of shares will differ only to the extent that the expenses of the Classes differ.

Class A, B and C Share sales loads are not reflected in the above chart. If sale loads were reflected, the Fund's returns would be less than these shown. During the period shown in the bar chart, the highest return for a quarter was 12.7% (quarters ended March 31, 1997 and December 31, 1998) and the lowest return for a quarter was (9.7%) (quarter ended September 30, 1998).

 ---------------------------------------------- ----------------------- ---------------------- ---------------------
         Average Annual Total Returns               Past One Year          Past Five Years       Since January 2,
   (for the periods ended December 31, 1999)                                                          1992*
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 The Gabelli Equity Income Fund Class AAA               ____%                   ____%                 ____%
 Shares
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 ---------------------------------------------- ----------------------- ---------------------- ---------------------
 S&P(R)500 Stock Index**                                 ____%                   ____%                 ____%
 ---------------------------------------------- ----------------------- ---------------------- ---------------------

* From January 2, 1992, the date that the Fund commenced investment operations.
** The S&P(R) 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The performance of the Index does not include expenses or fees.



Fees and Expenses of the Funds:
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                           GABELLI SMALL CAP GROWTH FUND



                                                               Class A Shares    Class B Shares   Class C Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price)......................       5.75%1             None             None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption price4)...................        None2            5.00%3           1.00%3

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees.............................................        1.00%            1.00%             1.00%
Distribution and Service (Rule 12b-1) Fees..................        0.25%            1.00%             1.00%
Other Expenses..............................................        0.31%            0.31%             0.31%
                                                                    -----            -----             -----
Total Annual Operating Expenses.............................        1.56%            2.31%             2.31%
                                                                    =====            =====             =====


                                            GABELLI EQUITY INCOME FUND


                                                               Class A Shares    Class B Shares   Class C Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price)......................       5.75%1             None             None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption price4)...................        None2            5.00%3           1.00%3

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees.............................................        1.00%            1.00%             1.00%
Distribution and Service (Rule 12b-1) Fees..................        0.25%            1.00%             1.00%
Other Expenses..............................................        0.35%            0.35%             0.35%
                                                                    -----            -----             -----
Total Annual Operating Expenses.............................        1.60%            2.35%             2.35%
                                                                    =====            =====             =====
----------------------
1        The sales charge declines as the amount invested increases.
2        If no  sales  charge  was paid at the  time of  purchase  as part of an investment that is greater than  $2,000,000,  shares redeemed within 24 months of such  purchase  may be subject to a deferred  sales charge of
         1.00%.
3        The Fund  imposes a sales charge upon  redemption  of Class B Shares if you sell your  shares  within  seventy-two  months  after  purchase.  A maximum  sales  charge of 1% applies to  redemptions  of Class C shares within twenty-four months after purchase.
4        "Redemption  price"  equals the net asset value at the time of investment  or  redemption,  whichever  is
         lower.

Expense Example:

This example is intended to help you compare the cost of investing in of the Funds with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Funds for the time periods shown, (2) you redeem your shares at the end of the period, except as noted, (3) your investment has a 5% return each year and (4) the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





                                           GABELLI SMALL CAP GROWTH FUND


                                          1 Year               3 Years               5 Years               10 Years
                                          ------               -------               -------               --------

Class A Shares                             $725                $1,039                 $1,376                $2,325

Class B Shares
     - assuming redemption                 $734                $1,021                 $1,435                $2,445
     - assuming no redemption              $234                $721                   $1,235                $2,445

Class C Shares
     - assuming redemption                 $334                $721                   $1,235                $2,646
     - assuming no redemption              $234                $721                   $1,235                $2,646


                                            GABELLI EQUITY INCOME FUND


                                           1 Year               3 Years               5 Years               10 Years
                                           ------               -------               -------               --------

Class A Shares                              $728                $1,051                 $1,396                $2,366

Class B Shares
     - assuming redemption                  $738                $1,033                 $1,455                $2,496
     - assuming no redemption               $238                $  733                 $1,255                $2,496

Class C Shares
     - assuming redemption                  $338                $  733                 $1,255                $2,686
     - assuming no redemption               $238                $  733                 $1,255                $2,686


                                          INVESTMENT AND RISK INFORMATION

The Funds may also use the following investment technique:

          Defensive  Investments  - Small Cap Fund and  Equity
         Income Fund- When opportunities for capital growth do not appear attractive or when adverse market or economic conditions occur, the Funds may temporarily invest all or a portion of its assets in defensive investments. Such instruments include fixed income securities or high quality money market instruments. When following a defensive strategy, the Funds will be less likely to achieve their investment goals.

Investing in the Funds involve the following risks:

          Equity Risk - Small Cap Growth Fund and Equity Income
         Fund- The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

          Small Capitalization Company Risk - Small Cap Growth Fund only-Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Small capitalization companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small capitalization company stock prices tend to rise and fall in value more than other stocks. The Fund, as a holder of equity securities, only has rights to a value in the company after all its debts have been paid, and it could lose its entire investment in a company that encounters financial difficulty.

          Interest Rate Risk and Credit Risk - Equity Income Fund only-Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and  credit  risk.  When  interest  rates  decline,  the  value of such securities  generally rises.  Conversely,  when interest rates rise, the value of such securities  generally declines.  It is also possible that the issuer of a security will not be able to make interest and principal payments when done.

          Covertible Security Risk - Equity Income Fund only- Lower rated convertible securities are subject to greater credit risk, price volatility and risk of loss than investment grade securities.
         There may be less of a market for lower rated securities, which could make it harder to sell them at an acceptable price.

          Fund and  Management  Risk -  Small Cap Growth Fund and
         Equity Income Fund- The Funds invest in stocks issued by companies believed by the Adviser to be undervalued and thathave the potential to achieve significant capital appreciation. If the Adviser is incorrect in its assessment of the values of the securities it holds or no event occurs which surfaces value, then the value of the Funds' shares may decline.

                                              MANAGEMENT OF THE FUND

-------------------------------------------------------------------------------
The Adviser. Gabelli Funds, LLC, with principal offices located at One Corporate Center, Rye, New York 10580-1434, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment program under the supervision of the Funds' Board of Directors. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc. ("GAMI"), a publicly held company listed on the
New                   York                    Stock                    Exchange.
-------------------------------------------------------------------------------

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended September 30, 1999, the Funds paid the Adviser a fee equal to 1.00% of the value of the Funds' average daily net assets.

The Portfolio Manager. Mr. Mario J. Gabelli, CFA, is responsible for the day-to-day management of the Funds. Mr. Gabelli has been Chairman, Chief
Executive Officer and Chief Investment Officer of the Adviser and its predecessor since inception, as well as its parent company, GAMI. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer of GAMCO Investors, Inc. ("GAMCO"), a wholly-owned subsidiary of GAMI, and is an officer or director of various other companies affiliated with GAMI. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability or resignation.

                                                 CLASSES OF SHARES

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Three classes of the Funds' shares are offered in this prospectus - Class A Shares, Class B Shares and Class C Shares. The table below summarizes the differences among the classes of shares.
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                   A "front-end sales load," or sales charge,  is a one-time fee charged at the time of purchase of shares.
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                   A "contingent  deferred sales charge"  ("CDSC") is a one-time fee charged at the time of redemption.
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                   A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder
                  accounts   based  on  the  Fund's  average  daily  net  assets
                  attributable to the particular class of shares.
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--------------------------------- ---------------------------- --------------------- -------------------------
                                  ---------------------------
                                                               --------------------  ------------------------
                                  ---------------------------  --------------------  ------------------------
                                  ---------------------------  Class B Shares        Class C Shares
                                  Class A Shares
--------------------------------- ---------------------------- --------------------- -------------------------
--------------------------------- ---------------------------- --------------------- -------------------------
                                  ---------------------------  --------------------  ------------------------

                                  ---------------------------  --------------------  ------------------------

--------------------------------- ---------------------------- --------------------- -------------------------
--------------------------------- ---------------------------- --------------------- -------------------------
--------------------------------
                                  ---------------------------  --------------------  ------------------------
--------------------------------  ---------------------------  No.                   ------------------------
--------------------------------  Yes.  The percentage                               No.
Front-End Sales Load?             declines as the amount
                                  invested increases.
                                  ---------------------------

--------------------------------- ---------------------------- --------------------- -------------------------
--------------------------------- ---------------------------- --------------------- -------------------------

--------------------------------  ---------------------------  --------------------  ------------------------
--------------------------------  ---------------------------  --------------------  Yes, for shares
Contingent Deferred Sales         Yes, for shares redeemed     Yes, for shares       redeemed within
Charge?                           within twenty-four months    redeemed within       twenty-four months
                                  after purchase as part of    seventy-two months    after purchase.
                                  an investment greater than   after purchase.
                                  $2 million if no front-end   Declines over time.
                                  sales charge was paid at     --------------------
                                  the time of purchase.
--------------------------------- ---------------------------- --------------------- -------------------------
--------------------------------- ---------------------------- --------------------- -------------------------

--------------------------------  ---------------------------  --------------------  ------------------------
--------------------------------  ---------------------------  --------------------  ------------------------
Rule 12b-1 Fee                    0.25%                        1.00%                 1.00%
                                                                                     ------------------------

--------------------------------- ---------------------------- --------------------- -------------------------
--------------------------------- ---------------------------- --------------------- -------------------------

--------------------------------  ---------------------------  --------------------  ------------------------
Convertible to Another Class?     ---------------------------  --------------------  No.
                                  No.                          Yes. Automatically
                                                               converts to Class A
                                                               Shares after
                                                               approximately
                                                               ninety-six months.
                                                               --------------------

--------------------------------- ---------------------------- --------------------- -------------------------
--------------------------------- ---------------------------- --------------------- -------------------------

--------------------------------  ---------------------------  --------------------  ------------------------
Fund                              Expense   Levels   ---------------------------
                                  --------------------  ------------------------
                                  Lower  annual   expenses  than  Higher  annual
                                  Higher  annual  expenses  Class  B or  Class C
                                  Shares. expenses than than Class A Shares.
                                                               Class A Shares.
--------------------------------- ---------------------------- --------------------- -------------------------
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In selecting a class of shares in which to invest, you should consider the length of time you plan to hold the shares

                   the amount of sales  charge and Rule 12b-1 fees,  recognizing that your share of 12b-1 fees as a percentage of your investment increases if the Fund's assets increase in value and decreases if the Funds' assets decrease in value whether you qualify for a reduction or waiver of the Class A sales charge that Class B Shares convert to Class A Shares approximately ninety-six months after purchase

If you...                                                ----------------------------------------------------
                                                         then you should consider...
-------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------

-------------------------------------------------------  ----------------------------------------------------
                  do not qualify for a reduced or        purchasing Class C Shares
                  waived front-end sales load intend to  instead of either Class A hold your shares for only a few years  Shares or Class B Shares or less
-------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------

-------------------------------------------------------  ----------------------------------------------------
                  do not qualify for a reduced or        purchasing Class B Shares instead
                  waived front-end sales load and        of Class A or Class C Shares
                  intend  to hold  your  shares  for
                  several years
-------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------

-------------------------------------------------------  ----------------------------------------------------
                  qualify for a significantly reduced   ----------------------------------------------------
                  or waived front-end sales load         Purchasing Class A Shares no matter how long you
                                                         intend to hold your shares
-------------------------------------------------------- -----------------------------------------------------
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Sales Charge - Class A Shares. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

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                                     Sales Charge           Sales Charge             Reallowance
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                                      as % of the              as % of                   to
Amount of Investment                Offering Price*        Amount Invested         Broker-Dealers

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Under $50,000                           5.75%                   6.10%                   5.00%
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$50,000 but under $100,000              4.50%                   4.71%                   3.75%
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$100,000 but under $250,000             3.50%                   3.62%                   2.75%
$250,000 but under $500,000             2.50%                   2.56%                   2.00%
$500,000 but under $1 million           2.00%                   2.04%                   1.75%
$1 million but under $2 million         1.00%                   1.01%                   1.00%
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$2 million or more                      0.00%                   0.00%                   1.00%
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*  Front-end sales load
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Sales Charge Reductions and Waivers - Class A Shares

Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive volume discounts and (2) investors who sign a Letter of Intent agreeing to make purchases over time. Certain types of investors are eligible for sales charge waivers.

1. Volume Discounts. Investors eligible to receive volume discounts are individuals and their immediate families, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may combine the value of Class A shares you already hold in the Funds and other funds advised by Gabelli Funds, LLC or its affiliates along with the value of the Class A Shares being purchased to qualify for a reduced sales charge. For example, if you own Class A Shares of the Funds that have an aggregate value of $100,000, and make an additional investment in Class A Shares of the Funds of $4,000, the sales charge applicable to the additional investment would be 3.50%, rather than the 5.75% normally charged on a $4,000 purchase. If you want more information on volume discounts, call your broker.

2. Letter of Intent. If you initially invest at least $1,000 in Class A Shares of the Funds and submit a Letter of Intent to the Distributor, you may make purchases of Class A Shares of the Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. You will have to pay sales charges at the higher rate if you fail to honor your Letter of Intent. For more information on the Letter of Intent, call your broker.

3. Investors Eligible for Sales Charge Waivers. Class A Shares of the Funds may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Funds by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Funds and who wish to reinvest in the Funds, provided the reinvestment is made within 30 days of the redemption; (3) tax-exempt organizations enumerated in Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to
Section 457 of the Code that have  established  omnibus  accounts with the Fund;
(5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Funds (plan sponsors are encouraged to notify the Funds' distributor when they first satisfy these requirements); (6) any unit investment trusts registered under the Investment Company Act of 1940 (the "1940 Act") which have shares of the Funds as a principal investment; (7) financial institutions purchasing Class A Shares of the Funds for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.

Investors who qualify under any of the categories described above should contact their brokerage firm.

Contingent Deferred Sales Charges.  You will pay a CDSC when you redeem:

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                   Class A Shares  within  approximately  twenty-four  months of buying them as part of an investment greater than $2 million if no front-end sales charge was paid at the time of purchase.
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                   Class B Shares within approximately seventy-two months of buying them.
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                   Class C Shares within approximately twenty-four months of buying them.
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The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

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------------------------------------------- ---------------------------
                                            --------------------------
                                               Class B Shares
------------------------------------------- ---------------------------
------------------------------------------ ---------------------------
------------------------------------------  --------------------------
Years Since Purchase                                CDSC
-------------------------------------------- ---------------------------
-------------------------------------------- ---------------------------
-------------------------------------------  --------------------------
First                                               5.00%
-------------------------------------------- ---------------------------
-------------------------------------------- ---------------------------
-------------------------------------------  --------------------------
Second                                              4.00%
-------------------------------------------- ---------------------------
-------------------------------------------- ---------------------------
-------------------------------------------  --------------------------
Third                                               3.00%
------------------------------------------- ---------------------------
-------------------------------------------- ---------------------------
-------------------------------------------  --------------------------
Fourth                                              3.00%
-------------------------------------------- ---------------------------
-------------------------------------------- ---------------------------
-------------------------------------------  --------------------------
Fifth                                               2.00%
-------------------------------------------- ---------------------------
-------------------------------------------- ---------------------------
------------------------------------------  --------------------------
Sixth                                               1.00%
------------------------------------------- ---------------------------
------------------------------------------- ---------------------------
------------------------------------------  --------------------------
Seventh and thereafter                              0.00%
------------------------------------------- ---------------------------
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The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of the Funds to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Funds.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:

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                   redemptions  and  distributions  from  retirement
                   plans made after the death or disability of a
                   shareholder
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                  minimum  required  distributions  made from an IRA or
                  other  retirement  plan account  after you
                  reach age 59 1/2
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                   involuntary redemptions made by the Funds
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                   a distribution from a tax-deferred retirement plan after your retirement
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                   returns of excess contributions to retirement plans following the shareholder's death or disability
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Conversion Feature - Class B Shares

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                   Class B Shares automatically convert to Class A Shares of the
                  Funds on the first business day of the ninety-seventh month following the month in which you acquired such shares.
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                   After  conversion,  your  shares will be subject to the lower
                  Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.
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                   You will not pay any sales  charge  or fees when your  shares convert, nor will the transaction be subject to any tax.
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                  If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period will be calculated from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.
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                   The dollar value of Class A Shares you receive will equal the dollar value of the B Shares converted.
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The Board of Directors may suspend the automatic conversion of Class B to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.

Rule 12b-1 Plan. The Funds have adopted a plan under Rule 12b-1 (the "Plan") for each of its classes of shares. Under the Plan, the Funds may use their assets to finance activities relating to the sale of their shares and the provision of certain shareholder services.

For the classes covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

----------------------------- -------------------------- -------------------------- --------------------------
                              -------------------------  Class B                    Class C
                              Class A
----------------------------- -------------------------- -------------------------- --------------------------
----------------------------- -------------------------- -------------------------- --------------------------
----------------------------  0.25%                      0.25%                      0.25%
Service Fees
----------------------------- -------------------------- -------------------------- --------------------------
----------------------------- -------------------------- -------------------------- --------------------------
----------------------------  None                       0.75%                      0.75%
Distribution Fees
----------------------------- -------------------------- -------------------------- --------------------------
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These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                PURCHASE OF SHARES

You can purchase the Funds' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares directly through broker-dealers, banks or other financial intermediaries that have entered into selling agreements with Gabelli & Company, Inc., the Fund's distributor (the "Distributor").

The broker-dealer, bank or other financial intermediary will transmit a purchase order and payment to State Street Bank and Trust Company ("State Street") on your behalf. Broker-dealers, banks or other financial intermediaries may send confirmations of your transactions and periodic statements showing your investments in the Funds.

Minimum Investments. Your minimum initial investment must be at least $1,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Certain broker-dealers may have different minimum investment requirements.

Share Price. The Funds sell their shares at the net asset value next determined after the Funds receive your completed subscription order form and your payment. See "Pricing of Fund Shares" for a description of the calculation of the net asset value.

Retirement Plans. The Funds have available a form of IRA and a "Roth" IRA for investment in Fund shares that may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investment for all such retirement plans is $1,000, except that an individual and his or her spouse may establish separate IRAs if the combined investment is $1,250. There is no minimum for subsequent investments.

Automatic Investment Plan. The Funds offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more details about the plan.

General. State Street will not issue share certificates unless requested by you. Each Fund reserves the right to (i) reject any purchase order if, in the opinion of Fund management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's initial purchase requirement.

                                               REDEMPTION OF SHARES

You can redeem shares of the Funds on any Business Day without a redemption fee. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of
their  assets,  or if the Securities  and  Exchange   Commission  ("SEC")
orders  the  Funds  to  suspend redemptions.

The Funds redeem their shares at the net asset value next determined after the Funds receive your redemption request, subject in some cases to a CDSC, as described under "Classes of Shares - Contingent Deferred Sales Charge". See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through a broker-dealer, bank or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer, bank or financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after State Street receives the request. If you hold share certificates, you must present the certificates endorsed for transfer. A broker-dealer may charge you fees for effecting redemptions for you.

In the event that you wish to redeem shares and you are unable to contact your broker-dealer, bank or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Funds and the share class, the dollar amount or number of shares you are redeeming and your account number. If there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

Involuntary Redemption. The Funds may redeem all shares in your account (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Funds initiate such action and allowed 30 days to increase the value of your account to at least $1,000.

Redemption Proceeds. If you request redemption proceeds by check, the Funds will
normally  mail the check to you  within  seven  days  after  receipt of   your
redemption request. If you purchased your Fund(s) shares by check, you may not redeem shares until the check clears, which may take up to as many as 15 days following purchase. While the Funds will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption order.

The Funds may pay to you your redemption proceeds wholly or partly in portfolio securities. Payments would be made in portfolio securities, however, only in the rare instance that the Funds' Board of Directors believes that it would be in the Funds' best interest not to pay redemption proceeds in cash.

                                                EXCHANGE OF SHARES

You may exchange shares of the Fund(s) you hold for shares of the same class of another fund managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through exchange call your broker. Class B and Class C shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate they had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund(s) (after re-exchange into the Fund(s)), such shares will be subject to the CDSC calculated by excluding the time such shares were held in the money market fund.

In effecting an exchange:

          you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

         if you are exchanging into Class A shares of a fund with a higher sales charge, you must pay the difference at the time of exchange.

         you may realize a taxable gain or loss.

         you should read the prospectus of the fund whose shares you are purchasing through exchange (call your broker to obtain the prospectus).

         you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail or through a broker, bank or other financial intermediary.

               Exchanges by Telephone. You may give exchange instructions by telephone by calling 1-800-GABELLI
              (1-800-422-3554).  You may not exchange shares by telephone if you hold share certificates.

              Exchanges by Mail. You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your
             letter should state
              your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the funds whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

               Exchanges  through  the  Internet.  You may  also  give  exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.

We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                                              PRICING OF FUND SHARES

The Funds' net asset value is calculated separately for each class on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Funds' net asset value is calculated separately for each class. It is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value is computed by dividing the value of the Funds' net assets (i.e. the value of their securities and other assets less their liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of their shares outstanding at the time the determination is made. The Funds use market quotations in valuing their portfolio securities. Short-term investments that mature in 60 days or less are valued at amortized cost, which the Directors of the Funds believe represents fair value. The price of Fund shares for purposes and redemption will be based upon the next calculation of net asset value after the purchase or redemption order is placed.

                                           DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may differ for different classes of shares. Dividends from net investment income and distributions of net realized capital gains, if any, will be paid at least annually. Shareholders may have dividends or capital gains distributions that are declared by the Funds automatically reinvested at net asset value in additional shares of the Funds. You will make an election to receive dividends and distributions in cash or Fund(s) shares at the time you purchase your shares. You may change this election by notifying the Funds in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains.

                                                  TAX INFORMATION

The Funds expect that their distributions will consist primarily of net investment income and net realized capital gains. Capital gains may be taxed at different rates depending on the length of time the Funds hold the asset giving rise to such gains. Dividends out of net investment income and distributions of net realized short-term capital gains (i.e. gains from assets held by the Funds for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Funds, generally will be subject to federal, state or local taxes. An exchange of the Funds' shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares; and any gain you realize on such a transaction generally will be taxable. Foreign shareholders generally will be subject to a federal withholding tax.

This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.

                                               FINANCIAL HIGHLIGHTS

The Class A, Class B and Class C Shares of the Funds have not previously been offered and therefore do not have previous financial history.





                                                 [BACK COVER PAGE]

                                         GABELLI EQUITY SERIES FUNDS, INC.
                                         The Gabelli Small Cap Growth Fund
                                          The Gabelli Equity Income Fund
                                               Class A, B, C Shares

For More Information:
For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:
The Funds' semi-annual and audited annual reports to shareholders contain detailed information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their operations and investments policies. It is incorporated by reference, and is legally considered a part of this prospectus.

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You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:

-----------------------------------------------------------------------------
                                          Gabelli Equity Series Funds, Inc.
-----------------------------------------------------------------------------
                                               One Corporate Center
                                                   Rye, NY 10580
                                     Telephone: 1-800-GABELLI (1-800-422-3554)
                                                  www.gabelli.com


You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange
Commission.  You can get text-only copies:
o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling
     1-800-SEC-0330.
o    Free from the Commission's Website at http://www.sec.gov



(Investment Company Act file no. 811-06367)






                        GABELLI EQUITY SERIES FUNDS, INC.
                         The Gabelli Equity Income Fund
                        The Gabelli Small Cap Growth fund


                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 2000



This Statement of Additional Information ("SAI"), which is not a prospectus, describes The Gabelli Equity Income Fund and The Gabelli Small Cap Growth Fund (each a "Fund") which are series of Gabelli Equity Series Funds, Inc., a Maryland corporation (the "Corporation"). This SAI should be read in conjunction with the Prospectuses for Class A, Class B, Class C, and Class AAA Shares dated February 1, 2000. For a free copy of the Prospectuses, please contact the Funds at the address, telephone number or Internet Web site printed below.


                              One Corporate Center
                            Rye, New York 10580-1434
                    Telephone 1-800-GABELLI (1-800-422-3554)
                             http://www.gabelli.com




TABLE OF CONTENTS
                                                                          Page
                  GENERAL INFORMATION                                      2

                  OTHER INVESTMENT STRATEGIES AND                          2
                  RISKS

                  INVESTMENT RESTRICTIONS                                  8

                  DIRECTORS AND OFFICERS                                   9

                  CONTROL PERSONS AND PRINCIPAL                            11
                  SHAREHOLDERS

                  INVESTMENT ADVISORY AND OTHER SERVICES                   12

                  THE DISTRIBUTION PLAN                                    14

                  PORTFOLIO TRANSACTIONS AND BROKERAGE                     14

                  REDEMPTION OF SHARES                                     16

                  RETIREMENT PLAN                                          16

                  DETERMINATION OF NET ASSET VALUE                         17

                  DIVIDENDS, DISTRIBUTIONS AND TAXES                       17

                  INVESTMENT PERFORMANCE INFORMATION                       19

                  DESCRIPTION OF SHARES, VOTING                            21
                  RIGHTS AND LIABILITIES

                  FINANCIAL STATEMENTS                                     22

                  APPENDIX A                                            A-1

                               GENERAL INFORMATION


The Corporation is diversified, open-end, management investment company organized under the laws of the State of Maryland on July 25, 1991. The Equity Income Fund and the Small Cap Fund are each a series of the Corporation and commenced operations on January 2, 1992 and October 22, 1991, respectively.

The Prospectus discusses the investment objective of each Fund and the principal strategies to be employed to achieve that objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional strategies that the Funds may utilize and certain risks associated with such investments and strategies.

OTHER INVESTMENT STRATEGIES AND RISKS

Equity Securities

Common stocks represent the residual ownership interest in the issuer holders of common stock and are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred stockholders are satisfied.
Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic condi tions, interest rates, investor perceptions and market liquidity.


Equity  securities  also
include preferred stock (whether or not convertible into common stock) and debt securities convertible into or exchangeable for common or preferred stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Debt securities that are convertible into or exchangeable for preferred common stock are liabilities of the issuer but are generally subordinated to more senior elements of the issuer's balance sheet. Although such securities also generally reflect an element of conversion value, their market value also varies with interest rates and perceived credit risk.


Gabelli Funds, LLC(the "Adviser") believes that opportunities for capital appreciation may be found in the preferred stock and convertible securities of companies. This is particularly true in the case of companies that have performed below expectations at the time the preferred stock or convertible security was issued. If the company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like the common stock than like a fix ed income security and may result in above average appreciation once it becomes apparent that performance is improving. Even if the credit quality of the company is not in question, the market price of the convertible security will often reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers. Many convertible secur ities are not investment grade, that is, not rated BBB or better by Standard & Poor's Corporation or Baa or better by Investors Service and not considered by the Adviser to be of similar quality. There is no minimum credit rating for these securities in which the Fund may invest. Preferred stocks and convertible securities have many of the same characteristics and risks as Nonconvertible Debt securities described below.

Nonconvertible Debt Securities

Under normal market conditions, each Fund may invest up to 35% of its total assets in lower quality nonconvertible debt securities. These securities include preferred stocks, bonds, debentures, notes, asset- and mortgage- backed securities and money market instruments such as commercial paper and bankers' acceptances. There is no minimum credit rating for these securities in which the Funds may invest. Accordingly, the Funds could invest in securities in default although the Funds will not invest more than 5% of its assets in such securities. The market values of lower quality fixed income securities tend to be less sensitive to changes in prevaili ng interest rates than higher-quality securities but more sensitive to individual corporate developments than higher-quality securities. Such lower-quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower-quality securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more cr edit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody's Investor Service ("Moody's")and Standard & Poor's Corporation ("S&P") respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In additio n, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. The Funds will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of high yield and other securities will adversely affect each Fund's net asset value. In addition, each Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield issues and the high yield market in general. For example, under a provision of the Internal Revenue Code of 1986 enacted in 1989, a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount). The likelihood of passage of any additional legislation or the effect thereof is uncertain.


The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Funds' liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Funds' portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Corporation's Board of Directors to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Securities Subject to Reorganization


Subject to each Fund's policy of investing at least 65% of its total assets in income producing equity securities (Equity Income Fund) or small company equity securities (Small Cap Fund), each Fund may invest without limit in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved.


In general,securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer of proposal is in process. In making the investments each Fund will not violate any of its investment restrictions (see below, "Investment Restrictions") including the requirement that, (a) as to 75% of its total assets, it will not invest more than 5% of its total assets in the securities of any one issuer and (b) it will not invest more than 25% of its total assets in any one industry. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Funds may sustain a loss. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Funds thereby increasing their brokerage and other transaction expenses (see "Dividends, Distributions and Taxes" in this SAI).

Asset-Backed and  Mortgage-Backed Securities

     Prepayments of principal may be made at any time on the obligations underlying asset- and mortgage- backed securities and are passed on to the holders of the asset- and mortgage- backed securities. As a result, if the Fund purchases such a security at a premium, faster than expected prepayments will reduce, and slower than expected prepayments will increase yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield t o maturity.

Foreign Securities


Each Fund may invest up to 35% of its total assets in the securities of non-U.S. issuers. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates (which the Funds will not seek to hedge), future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Funds' performance.

     Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Funds or the investor.

Hedging Transactions

     Options. Each Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of the Fund's portfolio.

     A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If a Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when a Fund so desires.

     The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unexercized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on a Fund the credit risk that the counterparty will fail to honor its obligations. Each Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's assets. To the extent that puts, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission each Fund is limited to an investment not in excess of 5% of its total assets.

Futures Contracts.  Each Fund may enter into futures contracts only for certain bona fide hedging, yield enhancement and risk management purposes. Each Fund may enter into futures contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. Government Securities.

A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time.

Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, an agency of the U.S. Government, and must be executed through a futures commission merchant (i.e., a brokerage firm) which is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.


These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices, possible reduction of each Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

Currency Transactions. Each Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. Each Fund expects to enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security a Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund's portfolio has exposure. Each Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.


Unseasoned Companies.  The Gabelli Small Cap Growth Fund (the "Small Cap Fund")
 may invest in securities of unseasoned companies. In view of the limited liquidity, more speculative prospects and price volatility, the Fund will not invest more than 10% its of assets (at the time of purchase) in securities of companies (including predecessors) that have operated less than three years.


Other Investment Companies

The Small Cap Fund may invest up to 10% of its total assets in other investment companies (not more than 5% of its total assets may be invested in any one investment company and it may not invest in more that 3% of the voting securities of any one investment company).

Warrants and Rights

Each Fund may invest up to 5% of its total assets in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time.

When Issued,  Delayed  Delivery  Securities  and Forward  Commitments

Each Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Funds prior to the settlement date. Each Fund will segregate with its Custodian (as hereinafter defined) cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

Short Sales

Each Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The market value of the securities
sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. Each Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Funds may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Funds own or have the immediate and unconditional right to acquire at no additional cost the identical security.

Restricted  and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities the markets for which are illiquid. Illiquid securities include most of the securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board of Directors. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Directors will monitor their liquidity.


Repurchase Agreements

Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by a Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Funds may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet certain creditworthiness standards ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the supervision of the Fund's Board of Directors. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked-to-market daily. Such agreements permit a Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

The  use of  repurchase  agreements
involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the Fund's Custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price. The Funds will not enter into repurchase agreements of a duration of more than seven days if taken together with all other illiquid securities in the Fund's portfolio, more than 15% of its net assets would be so invested.

Loans of Portfolio  Securities

To  increase  income,  each  Fund  may  lend  its  portfolio  securities  to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily,
(2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33% of the value of the Fund's assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

Borrowing

The Funds may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of each Fund's assets after giving effect to the borrowing. The Funds will not make additional investments when borrowings exceed 5% of assets. The Funds may mortgage, pledge or hypothecate assets to secure such borrowings.

Temporary  Defensive  Investments

For temporary defensive purposes each Fund may invest up to 100% of its assets in nonconvertible fixed income securities or high quality money market instruments.

Portfolio  Turnover

     The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. Each Fund's portfolio turnover is expected to be less than 100%. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less).

Portfolio turnover may vary from year to year, as well as within a year. For the fiscal years ended September 30, 1999 and 1998, the turnover rates were 39% and 35%, respectively, in the case of the Equity Income Fund, and 24% and 20%, respectively, in the case of the Small Cap Fund.

INVESTMENT RESTRICTIONS

     Each Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of a majority of the Fund's shareholders (defined in the Investment Company Act of 1940, as amended (the "Act") as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of a Fund will not be considered a deviation from policy. Under such restrictions, each Fund may not:


(1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets taken at market value at time of purchase) in the outstanding securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof;

(2) invest 25% or more of the value of its total assets in any one industry;

(3) issue senior securities (including borrowing money, including on margin if margin securities are owned and through entering into reverse repurchase agreements) in excess of 33-1/3% of its total (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that a Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. A Fund's obligations under the foregoing types of transactions and investment strategies are not treated as senior securities;

(4) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities or the acquisition of securities subject to repurchase agreements;

(5) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

(6) invest for the purpose of exercising control over management of any company;

(7) purchase real estate or interests therein, including limited partnerships that invest primarily in real estate equity interests, other than mortgage-backed securities and similar instruments; or

(8) purchase or sell commodities or commodity contracts except for hedging purposes or invest in any oil, gas or mineral interests.


DIRECTORS AND OFFICERS

Under Maryland law, the Funds' Board of Directors is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Board also elects the Funds' officers who conduct the daily business of the Funds. The Directors and principal Officers of the Corporation, their ages and their principal business occupations during the last five years, are listed below. Unless otherwise specified, the address of each such person is One Corporate Center, Rye, New York 10580-1434. Directors deemed to be "interested persons" of the Fund for purposes of the Act are indicated by an asterisk.


                                                Principal Occupations During Last Five Years; Affiliations
Name, Address, Age and Position(s) with the                  with the Adviser or Administrator
                   Funds

Mario J. Gabelli*                              Chairman  of the  Board,  Chief  Executive  Officer  and Chief
President, Director and Chief Investment       Investment  Officer  Gabelli  Asset  Management  Inc.,  (Since
Officer                                        1999) and of Gabelli  Funds,  LLC.  Director  or  Trustee  and
Age: 57                                        officer  of  various  other  investment  companies  advised by
                                               Gabelli   Funds,   LLC   and  its
                                               affiliates; Chairman of the Board
                                               and Chief  Executive  Officer  of
                                               Lynch Corporation, a (diversified
                                               manufacturing and  communications
                                               services  company);  and Director
                                               of East/West Communications, Inc.


Felix J. Christiana                            Formerly Senior Vice President of Dry Dock Savings Bank.
Director                                       Director or Trustee of 8 other Gabelli funds.
Age: 73

Anthony J. Colavita                            President and Attorney at Law in the law firm of Anthony J.
Director                                       Colavita, P.C. since 1961; Director or Trustee of various
Age: 64                                        other mutual funds advised by Gabelli Funds, LLC and its
                                               affiliates.

Vincent D. Enright                             Former Senior Vice  President and Chief  Financial  Officer of
Director                                       KeySpan  Energy  Corporation;  Director  or Trustee of various
Age: 56                                        other  mutual  funds  advised  by Gabelli  Funds,  LLC and its affiliates.

John D. Gabelli*                               Senior Vice President of Gabelli & Company, Inc.; Director of
Director                                       Gabelli Advisers, Inc.; Director of one other mutual funds
Age: 54                                        advised by Gabelli Funds, LLC and its affiliates.

Robert J. Morrissey                            Partner in the law firm of Morrisey & Hawkins.  Director of
Director                                       The Gabelli Value Fund Inc.
Age: 58

Karl Otto Pohl+                                Member of the  Shareholder  Committee of Sal  Oppenheim  Jr. &
Director                                       Cie  (private  investment  bank);  Director  of Gabelli  Asset
Age: 69                                        Management  Inc.   (investment   management),   Zurich  Allied
                                               (insurance),    and    TrizecHahn Corp.;  Former  President  of the
                                               Deutsche  Bundesbank and Chairman of its Central  Bank Council from
                                               1980 through  1991;  and Director or  Trustee  of all other  mutual funds  advised by Gabelli  Funds, LLC and its affiliates.

Anthony R. Pustorino                           Professor of Accounting at Pace  University  (1965 - present).
Director                                       Formerly  President,  consultant,  and shareholder,  Pustorino
Age: 72                                        Puglisi & Co.,  certified  public accountants (1961-1989). Director
                                               or  Trustee   of  several   other mutual  funds  advised by Gabelli
                                               Funds, LLC and its affiliates.



Anthonie C. van Ekris                          Managing Director of Balmac  International,  Ltd.; Director of
Director                                       Spinnaker  Industries,  Inc. and Stahel  Mardmeyer  A.Z.;  and
Age: 63                                        Director  or  Trustee  of 9 other mutual  funds  advised by Gabelli
                                               Funds, LLC and its affiliates.

James E. McKee                                 Vice President and General  Counsel of GAMCO  Investors,  Inc.
Secretary                                      since  1993;  Secretary  of all  mutual  funds  managed by the
Age: 35                                        Adviser or its affiliates;  U.S. SEC, New York, (Branch Chief,
                                               1992-1993, Staff Attorney, 1989-1992).

Bruce N. Alpert                                Vice President and Chief Operating Officer of the Investment
Vice President and Treasurer                   Advisory Division of Gabelli Funds, Inc.;
Age: 46                                        officer of each mutual fund managed by the Adviser or its
                                               affiliates.

         + Mr. Pohl is a director of the parent company of the Adviser.

     Each Fund pays each Director who is not an employee of the Adviser or an affiliated company an annual fee of $6,000 and $1000 for each regular meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Each Fund pays each Director serving as a member of the Audit, Proxy and Nominating Committees a fee of $250 per meeting when assets under management by the Corporation are below $100 million and $500 per meeting when assets under management by the Corporation are above $100 million. For the fiscal year ended September 30, 1999 such fees paid totaled $23,968 and $35,200 for the Equity Fund and the Small Cap Fund, respectively. Directors and officers of the Funds who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation. Messrs. Mario J. Gabelli and John D. Gabelli are brothers.

     The following table sets forth certain information regarding the compensation of the Corporation's directors. Except as disclosed below, no principal officer or person affiliated with the Funds received compensation from either Fund for the fiscal year ended September 30, 1999 in excess of $60,000.

         COMPENSATION TABLE

                             Aggregate Compensation
                                 from Registrant
                                  (Fiscal Year)

                  ------------------------------------------ ---------------------------------- ---------------------

                                                                                                 Total Compensation
                                                                                                From Registrant and
                               Name of Person,                 Equity Income Fund/Small Cap      Fund Complex Paid
                                  Position                                 Fund                   To Directors for
                                                                                                   calendar year*

                  Mario J. Gabelli
                     President, Director and
                     Chief Investment Officer                   $0                                   $ 0
                                                                                                                (17)
                  Felix J. Christiana
                     Director                            $5,000/$5,000            $10,000(11)

                  Anthony J. Colavita
                     Director                            $5,000/$5,000           $10,000(17)

                  Vincent D. Enright
                     Director                             $5,000/$5,000           $10,000(7)

                  John D. Gabelli
                     Director                                                0           0(6)

                  Robert J. Morrissey
                     Director                             $5,000/$5,000              $10,000(2)

                  Anthony R. Pustorino
                     Director                             $5,000/$5,000            $10,000(11)

                  Anthonie C. van Ekris
                     Director                             $5,000/$5,000             $10,000(11)

                  Karl Otto Pohl
                     Director                                  0
                                                                                        0
                                                                                          (19)

-------------
* Represents the total compensation paid to such persons during the calendar year ended December 31, 1999 (and, with respect to the Funds, estimated to be paid during a full calendar year). The parenthetical number represents the number of investment companies (including each Fund) from which such person receives compensation that are considered part of the same fund complex as the Funds, because, among other things, they have a common investment adviser.


     As of the date of this Additional Statement, the Directors of the Corporation as a group owned less than 1% of the outstanding shares of each Fund.

         CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     The following persons were known to own of record 5% or more of the outstanding voting securities of the indicated Funds as of January ___, 2000:


NAME AND ADDRESS OF HOLDER OF RECORD                       PERCENTAGE OF FUND

                                 SMALL CAP FUND
Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco, CA 94104

                               EQUITY INCOME FUND
Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco, CA 94104




INVESTMENT ADVISORY AND OTHER SERVICES


Investment Adviser
The Adviser is a New York limited liability company which also serves as Adviser to 13 other open-end investment companies, and 4 closed-end investment companies with aggregate assets in excess of $___ billion as of December 31, 1999. The Adviser is a registered investment adviser under the Investment
Advisers Act of 1940, as amended. Mr. Mario J.
Gabelli may be deemed a "controlling person" of the Adviser on the basis of his controlling interest of the parent company of the Adviser. GAMCO Investors, Inc. ("GAMCO"), a wholly-owned subsidiary of the Adviser, acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had aggregate assets in excess of $___ billion under its management as of December 31, 1999. Gabelli
Advisers, Inc. acts as investment adviser to the Gabelli Westwood Funds with assets under management of approximately $____ million as of December 31, 1999; Gabelli Securities, Inc. acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $____ million as of December 31, 1999; and Gabelli Fixed
Income LLC acts as investment adviser for the Treasurer's Funds and separate accounts having assets under management of approximately $____ Billion as of December 31, 1999.


     Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the account of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Funds. The securities in which the Funds might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called "poison pill" or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Funds if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Funds in seeking to achieve their respective investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differ from the actions taken with respect to the Funds. The Funds may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

Pursuant to each investment advisory contract ("Investment Advisory Contract") which was initially approved by each Fund's sole shareholder on December 9, 1991 for the Equity Income Fund and October 2, 1991 for the Small Cap Fund, the Adviser furnishes a continuous investment program for each Fund's portfolio, makes the day-to-day investment decisions for each Fund, arranges the portfolio transactions for each Fund and generally manages each Fund's investments in accordance with the stated policies of each Fund, subject to the general supervision of the Board of Directors of the Corporation. For the services it provides, the Adviser is paid by each Fund an annual fee based on the value of the Fund's average daily net assets of 1.00%.

                                  Advisory Fees
                         For the Year Ended September 30

                                 1999            1998            1997
Equity Income Fund              $865,741        $823,207        $640,070
Small Cap Fund                $3,024,908      $3,223,995      $2,269,141

Under each Investment Advisory Contract, the Adviser also (1) provides the Fund with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide efficient administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's Custodian and Transfer Agent; (2) oversees the performance of administrative and professional services provided to the Fund by others, including the Fund's Custodian, Transfer Agent and Dividend Disbursing Agent, as well as legal, accounting, auditing and other services performed for the Fund; (3) provides the Fund, if requested, with adequate office space and facilities: (4) prepares, but does not pay for, periodic updating of the Fund's registration statement, Prospectus and Additional Statement, including the printing of such documents for the purpose of filings with the SEC; (5) supervises the calculation of the net asset value of shares of the Fund; (6) prepares, but does not pay for, all filings under state "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; and (7) prepares notices and agendas for meetings of the Corporation's Board of Directors and minutes of such meetings in all matters required by the Investment Company Act of 1940 to be acted upon by the Board.

The Investment Advisory Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Funds or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Funds. However, the Contract provides that each Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Funds. The Investment Advisory Contract in no way restricts the Adviser from acting as adviser to others. The Funds have agreed by the terms of the Investment Advisory Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Funds have further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Funds will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

The Investment Advisory Contract is terminable without penalty by the Corporation on not more than sixty days' written notice when authorized by the Directors of the Corporation, by the holders of a majority, as defined in the Act, of the outstanding shares of the Corporation, or by the Adviser. The Investment Advisory Contract will automatically terminate in the event of its assignment, as defined in the Act and rules thereunder except to the extent otherwise provided by order of the Commission or any rule under the Act and except to the extent the Act no longer provides for automatic termination, in which case the approval of a majority of the disinterested directors is required for any "assignment." Each Investment Advisory Contract provides in effect, that unless terminated it will remain in effect from year to year so long as continuance of the Investment Advisory Contract is approved annually by the Directors of the Corporation, or the shareholders of the Fund and in either case, by a majority vote of the Directors who are not parties to the Investment Advisory Contract or "interested persons" as defined in the Act of any such person cast in person at a meeting called specifically for the purpose of voting on the continuance of the Investment Advisory Contract.

The Sub-Administrator

The Adviser  has  entered  into a  Sub-Administration  Contract  with First Data
Investor   Services   Group,   Inc.    ("Investor   Services   Group"   or   the
"Sub-Administrator") 101 Federal Street, Boston, MA 02110, pursuant to which the Sub-Administrator provides certain administrative services necessary for the Fund operations but which do not concern the investment advisory and portfolio management services provided by the Adviser. For such services and the related expenses borne by the Sub-Administrator, the Adviser pays to the Sub-Administrator on the first business day of each month a fee for the previous month at the following rates: .0275% on aggregate net assets of $0-$10 billion, .0125% on aggregate net assets of $10-$15 billion and .0100% on aggregate net assets over $15 billion, which together with the services rendered, is subject to re-negotiation if net assets exceed
$20 billion. If the average revenue per fund in the Gabelli complex falls below $80,000 per annum, and there are more than 17 funds in the Gabelli complex whose annual revenue is less than $30,000 per annum, a minimum annual fee of $30,000 will be implemented for every Gabelli fund in excess of 17.


Custodian, Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 is the Custodian for each Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street, performs the shareholder services on behalf of State Street and is located at The BFDS Building, 66 Brooks Drive, Braintree, MA 02184 and act as each Fund's Transfer Agent and Dividend Disbursing Agent. Neither BFDS or State Street assists in or is responsible for investment decisions involving assets of the Funds.

Counsel

     Skadden, Arps, Slate, Meagher & Flom LLP, 919 Third Avenue, New York, New York 10022, serves as the Corporation's legal counsel.

Independent Auditors

     Ernst & Young LLP has been appointed independent auditors for the Funds, and is located at 787 Seventh Ave., New York, NY 10019.


Distributor

To implement the Fund's 12b-1 Plan, each Fund has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is an indirect majority owned subsidiary of GAMI, having principal offices located at One Corporate Center, Rye, New York 10580-1434. The Distributor acts as agent of the Funds for the continuous offering of its shares on a best efforts basis.

DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution (a "Plan") pursuant to Rule 12b-1 under the Act on behalf of each Fund's Class AAA Shares, Class A Shares, Class B Shares and the Class C Shares. Payments may be made by each Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares in the class to which such Plan relates as determined by the Board of Directors. Such activities that typically include advertising; compensation for sales and sales marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a Distribution Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plans are not solely dependent on distribution expenses actually incurred by the Distributor.

Each Plan has been implemented by written agreements between each Fund and/or the Distributor and each person (including the Distributor) to which payments may be made. Administration of the Plans is regulated by Rule 12b-1 under the Act which includes requirements that the Board of Directors receive and review, at least quarterly, reports concerning the nature and qualification of expenses for which payments are made, that the Board of Directors approves all agreements implementing the Plans and that the Plans may be continued from year to year only if the Board of Directors concludes, at least annually, that continuation of the Plans is likely to benefit shareholders. To the extent any of these payments are based on allocations by the Distributor, the Funds may be considered to be participating in joint distribution activities with other funds distributed by the Distributor. Any such allocations would be subject to approval by the Funds' non-interested Directors and would be based on such factors as the net assets of each Fund, the number of shareholder inquiries and similar pertinent criteria. For the fiscal year ended September 30, 1999, the Equity Income Fund and Small Cap Fund incurred distribution costs of $217,480 and $758,069, respectively, or 0.25% of average net assets under the Plans. Such payments funded expenditures for the Equity Income Fund and Small Cap Fund, respectively, of approximately: $1,800 and $6,100 for advertising, $36,600 and $77,800 for printing, postage and stationary, $57,700 and $209,000 for overhead support expenses and $50,000 and $119,200 for salaries of personnel of the Distributor. The Plan compensates the Distributor regardless of its expense. Long term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers

PORTFOLIO TRANSACTIONS AND BROKERAGE

Under the Investment Advisory Contract the Adviser is authorized on behalf of each Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. Transactions in securities other than those for which a securities exchange is the principal market are generally done through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission paid whenever it appears that the broker can obtain a more favorable overall price. In general, there may be no stated commission in the case of securities traded on the over-the-counter markets, but the prices of those securities may include undisclosed commissions or markups. Options transactions will usually be effected through a broker and a commission will be charged. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as the underwriter's concession or discount.

The Adviser currently serves as Adviser to a number of investment company clients and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts and adviser to other investment companies. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among the Funds and others whose assets they manage in such manner as it deems equitable. In making such allocations among the Funds and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Funds and other client accounts.

The policy of each Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement each Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Adviser of the type described in Section 28(e) of the Exchange Act of 1934. In doing so, the Funds may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale: statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

Research services furnished by broker or dealers through which the Funds effect securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers. Neither the Funds nor the Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided. Based on such determinations, the Adviser has allocated brokerage commissions of $______ on portfolio transactions in the principal amount of $--- during the fiscal year ended September 30, 1999, to various broker-dealers that have provided research services to the Adviser. The average commission on these transactions was $___per share.

The Adviser may also place orders for the
purchase or sale of portfolio securities with Gabelli & Company, Inc. ("Gabelli"), a broker-dealer member of the National Association of Securities Dealers, Inc. and an affiliate of the Adviser, when it appears that, as an introducing broker or otherwise, Gabelli can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers. The Adviser may also consider sales of shares of the Funds and any other registered investment companies managed by the Adviser and its affiliates by brokers and dealers other than the Distributor as a factor in its selection of brokers and dealers to execute portfolio transactions for the Funds. The Funds paid the following brokerage commissions for the year ended September 30, 1999 as indicated:


                                                  Fiscal Year Ended
                                                  December 31, Commissions Paid

Total Brokerage Commissions                       1997         $ 204,515
                                                  1998         $ 334,559
                                                  1999         $ 243,760

Commissions paid to Gabelli & Company             1997         $  63,175
                                                  1998         $ 173,986
                                                  1999         $ 153,588

Commissions paid to Keeley Investment Corp.       1997         $   1,825
                                                  1998         $   2,155
                                                  1999         $     125

% of Total Brokerage Commissions                  1999                63%
paid to Gabelli & Co.

% of Total Brokerage Commissions                  1999                 0%
paid to Keeley Investment Corp.

% of Aggregate Dollar Amount of Transactions      1999                  ______
involving Commissions paid to Gabelli & Company

% of Aggregate Dollar Amount of Transactions      1999                  ______
involving Commissions paid to Keeley Investment Corp.


As required by Rule 17e-1 under the Act, the Board of Directors has adopted "Procedures" which provide that the commissions paid to Gabelli on stock exchange transactions may not exceed that which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price. Rule 17e-1 and the Procedures contain requirements that the Board, including its independent Directors, conduct periodic compliance reviews of such brokerage allocations and review such schedule at least annually for its continuing compliance with the foregoing standard. The Adviser and Gabelli are also required to furnish reports and maintain records in connection with such reviews.


To obtain the best execution of portfolio trades on the New York Stock Exchange ("NYSE"), Gabelli controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or through the Designated Order Turnaround ("DOT") System of the NYSE. Such
 transactions are then cleared, confirmed to the Fund for the account of Gabelli, and settled directly with the Custodian of the Funds by a clearing house member firm which remits thecommission less its clearing charges to Gabelli. Gabelli may also effect Fund portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the NYSE.

REDEMPTION OF SHARES

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse shares from any account registered in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

Other Investors

No minimum initial investment is required for officers, directors or full-time employees of the Fund, other investment companies managed by the Adviser, the Adviser, the Administrator, the Distributor or their affiliates, including members of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, sibling's spouse and a sibling's children.

If the Board of Directors should determine that it would be detrimental to the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Under such circumstances, shareholders of the Fund receiving distributions in kind of securities will incur brokerage commissions when they dispose of the securities.

RETIREMENT PLANS

Under the Code, individuals may make wholly or partly tax deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $4,000 annually to either or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse. Beginning January 1, 1998, investors satisfying statutory income level requirements may make non-deductible contributions up to $2,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five year holding period requirement is satisfied

DETERMINATION OF NET ASSET VALUE


Net asset value is calculated separately for each class of each Fund. The net asset value of Class B Shares and Class C Shares of each Fund will generally be lower than the net asset value of Class A Shares or Class AAA Shares as a result of the larger distribution-related fee to which Class B Shares and Class C Shares are subject. It is expected, however, that the net asset value per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining each Fund's net asset value per share, readily marketable portfolio securities listed on a market subject to governmental regulation on which trades are reported contemporaneously are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the principal market for such security on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the average of the closing bid and asked prices on the principal market for such security on such day. If no asked prices are quoted on such day, then the security is valued at the closing bid price on the principal market for such security on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value.

All other readily marketable securities are valued at the latest average of the bid and asked price obtained from a dealer maintaining an active market in such security.

Debt instruments having 60 days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the latest bid price obtainable from a dealer which maintains an active market in the security until the maturity of the instrument is 60 days or less when it will be valued as if purchased at the valuation established as of the 61st day of its maturity. Listed debt securities which are actively traded on a securities exchange may also be valued at the last sale price in lieu of the quoted bid price of a dealer. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees designed to reflect in good faith the fair value of such securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES


General

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. If it so qualifies, the Fund will not be subject to Federal income tax on its net investment income and net short-term capital gain, if any, realized during any fiscal year to the extent that it distributes such income and capital gains to its shareholders.

Each Fund will determine either to distribute, or to retain for reinvestment, all or part of any net long-term capital gain. If any such gains are retained, the Fund will be subject to a tax of 35% of such amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long-term capital gain its share of undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by the Fund against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.

A distribution will be treated as paid during any calendar year if it is declared by the Fund in October, November or December of the year, payable to shareholders of record on a date during such month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year, an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, (unless an election is made by a fund with a November or December year-end to use the fund's fiscal year) and (3) all ordinary income and net capital gains for previous years that were not previously distributed.

Gains or losses on the sales of securities by the Funds will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

Certain options, futures contracts and options on futures contracts are "section 1256 contracts". Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Funds at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Hedging transactions undertaken by the Funds may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The Funds may make one or more of the elections available under the Code which are applicable to straddles. If the Funds make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character and timing of gains, losses or deductions from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts and options on futures contracts.

Distributions

Distributions of investment company taxable income (which includes taxable interest income and the excess of net short-term capital gains over long-term capital losses) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in additional Fund shares. Dividends paid by a Fund will qualify for the 70% deduction for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations. Distributions of net capital gain (which consist of the excess of long-term or mid-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gain, whether paid in cash or in shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date. If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution may be taxable even though it represents a return of invested capital. The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to a distribution will receive a distribution which will be taxable to them, even though the distribution represents in part a return of invested capital.

Sales of Shares

Upon a sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be long-term, or short-term, generally depending upon the shareholder's holding period for the shares. Non-corporate shareholders are subject to tax at a maximum rate of 20% on capital gains resulting from the disposition of shares held for more than 12 months (10% if the taxpayer is, and would be after accounting for such gains, subject to the 15% tax bracket for ordinary income). Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.


     If a shareholder (i) incurs a sales load charge in acquiring shares in a Fund and, by reason of incurring such charge or acquiring the shares, acquires the right to acquire shares of one or more regulated investment companies without the payment of a load charge or with the payment of a reduced load charge (a "reinvestment right") and (ii) disposes of the Fund shares before the 91st day after the date on which the shares were acquired and subsequently acquires shares in the Fund or in another regulated investment company whereby the otherwise applicable load charge is reduced by reason of the reinvestment right, then the original load charge will not be taken into account for the purposes of determining the shareholder's gain or loss on the disposition (to the extent the original load charge does not exceed the reduction in the subsequent load charge). To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder's basis in such shares.


Backup Withholding

The Corporation may be required to withhold Federal income tax at a rate of 31% on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's Federal income tax liability.

Foreign Withholding Taxes

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Funds' assets to be invested in various countries is not known. Because each Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations, the Funds will not be entitled to "pass-through" to shareholders the amount of foreign taxes paid by the Funds.

Corporate Matters

The Corporation reserves the right to create and issue a number of series shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve management agreements or changes in investment policies, but shares of all series would vote together in the election or selection of Directors, principal underwriters and auditors and on any proposed material amendment to the Corporation's Certificate of Incorporation.

Upon liquidation of the Corporation or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholders.


INVESTMENT PERFORMANCE INFORMATION

Performance Information
Each Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one, five and ten year periods (if applicable) and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. Quotations of "yield" will be based on the investment income per share earned during a particular 30 day period, less expenses accrued during the period, with the remainder being divided by the maximum offering price per share on the last day of the period. Each Fund may also furnish total return and yield calculations for other periods based on investments at various sales charge levels or net asset values.

The Funds may furnish data about their investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one year period and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. The Funds may also furnish total return calculations for these and other periods, based on investments at various sales charge levels or net asset value.

Quotations of yield will be based on the investment income per share earned during a particular 30 day period, less expenses accrued during the period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1) 6 - 1]
                                       cd

where A = dividends and interest earned during the period, B = expenses accrued for the period (net of any reimbursements), C = the average daily number of shares outstanding during the period that were entitled to receive dividends, and D = the maximum offering price per share on the last day of the period.

Quotations of total return will reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. A Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of the Funds' portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's current yield to yields published for other investment companies and other investment vehicles. Total return and yield should also be considered relative to change in the value of the Funds' shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, total returns and yield may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning the Funds. These sources include: Lipper Analytical Services, Weisenberger Investment Company Service, Barron's, Business Week, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance, Bank Rate Monitor, Morningstar and The Wall Street Journal.

In connection with communicating its yield or total return to current or prospective shareholders, the Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Quotations of the Funds' total return will represent the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund), and are calculated pursuant to the following formula:

                                  P(1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period). Total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed.




                                  Total Return
                     for the period ended September 30, 1999

                                                    Small         Equity Income
                                                  Cap Fund*           Fund*

Cumulative Total Return (since commencement          250.07%           202.91%
of operations of the Fund)
Average Annual Total Return (since
commencement  of operations of the Fund)              17.08%            15.37%

Average Annual Total Return (5 years)                 14.23%            18.12%
Average Annual Total Return (12 months)               19.24%            19.82%

* Commencement of operations for the Small Cap Fund and the Equity Income Fund took place on October 22, 1991 and January 2, 1992, respectively.



              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

Description of Shares, Voting Rights and Liabilities

Each Fund is a series of Gabelli Equity Series Funds, Inc., which was incorporated in Maryland on July 25, 1991. The authorized capital stock consists of one billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Corporation is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Fund's shares to replace its Directors. The Corporation's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional portfolio. The Board currently has authorized the division of the unissued shares into two series each having a separate portfolio. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, liquidation (see "Redemption of Shares") and voting rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

The Fund sends semi-annual and audited annual reports to all of its shareholders which include a list of portfolio securities. Unless it is clear that a shareholder is a nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address. The shares of the Fund have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is a shareholder of record, the Fund does not issue certificates evidencing Fund shares.

Shareholder Approval
Other than elections of Directors, which is by plurality, any matter for which shareholder approval is required by the Act of requires the affirmative vote of at least a "majority" (as defined by the Act) of the outstanding voting securities of a Fund or the Corporation at a meeting called for the purpose of considering such approval. A majority of a Fund's outstanding securities is the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

Information for Shareholders
All shareholder inquiries regarding administrative procedures including the purchase and redemption of shares should be directed to the Distributor, Gabelli & Company, Inc., One Corporate Center, Rye, New York 10580-1434. For assistance, call 1-800-GABELLI (1-800-422-3554) or through the internet at http://www.gabelli.com.



                              FINANCIAL STATEMENTS

Each Fund's Financial Statements for the year ended September 30, 1999, including the Report of Ernst & Young LLP, independent auditors, is incorporated herein by reference to each Fund's Annual Report. Each Fund's Annual Report is available upon request and without charge. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.



                        APPENDIX TO ADDITIONAL STATEMENT

Description of Moody's Investors Service, Inc.'s ("Moody's") Corporate Bond Ratings

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities. A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Corporation's ("S&P's") Corporate Debt Ratings

AAA: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong. AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB: Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Description of Moody's Preferred Stock Ratings

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Preferred Stock Ratings

AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            PART C: OTHER INFORMATION


Item 23.          Exhibits

         (a) Articles of Incorporation of the Registrant are incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via EDGAR on January 28, 1998.

         (b)      Registrant's   By-laws  are   incorporated   by  reference  to
                  Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via EDGAR on January 28, 1998.

         (c)      Not applicable.

         (d) Investment Advisory Agreement with Gabelli Funds, Inc. for The Gabelli Equity Series Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via EDGAR on January 28, 1998.

         (e)      Distribution   Agreement  is   incorporated  by  reference  to
                  Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via EDGAR on January 28, 1998.

                  Form of Amended and Restated Distribution Agreement relating to The Gabelli Equity Income Fund is filed herewith.

                  Form of Amended and Restated Distribution Agreement relating to The Gabelli Small Cap Fund if filed herewith.

         (f)      Not applicable.

         (g) Form of Custody Agreement is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC on January 28, 1998.

         (h)      Form of Transfer Agency Agreement is incorporated by reference
                  to   Post-Effective   Amendment  No.  7  to  the  Registration
                  Statement as filed with the SEC on January 28, 1998.

         (i)      Opinion of Counsel*

         (j)      Consent of Independent Accountants is filed herewith.

                  Powers  of  Attorney  of the  Directors  are  incorporated  by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on August 31, 1992.

         (k)      Not applicable.

         (l)      Agreement  with  initial   shareholder  is   incorporated   by
                  reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on September 20, 1991.

         (m)      Distribution    Plan   is   incorporated   by   reference   to
                  Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via EDGAR on January 28, 1998.

                  Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Series Shares of The Gabelli Equity Income Fund is filed herewith.

                  Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Series Shares of The Gabelli Small Cap Growth Fund is filed herewith.

                  Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares of The Gabelli Equity Income Fund is filed herewith.

                  Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class B Series Shares of The Gabelli Equity Income Fund is filed herewith.

                  Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class C Series Shares of The Gabelli Equity Income Fund is filed herewith.

                  Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares of The Gabelli Small Cap Fund is filed herewith.

                  Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class B Series Shares of The Gabelli Small Cap Fund is filed herewith.

                  Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class C Series Shares of The Gabelli Small Cap Fund is filed herewith.

         (n) Form of Rule 18f-3 Multi-Class Plan relating to The Gabelli Equity Income Fund is filed herewith.

                  Form of Rule 18f-3 Multi-Class Plan relating to The Gabelli Small Cap Growth Fund is filed herewith.

         (o)      Not applicable.

         (p)      Code of Ethics*

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 25.          Indemnification

                  The basic effect of the respective indemnification provisions of the Registrant's By-Laws, the Investment Advisory Agreement with Gabelli Funds, LLC for the Gabelli Small Cap Growth Fund, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Equity Income Fund and Section 2-418 of the Maryland General Corporation Law is to indemnify each officer and director of both the Registrant and Gabelli Funds, LLC to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in and the principal underwriter in connection with the successful defense of any action, suit or process proceeding) is asserted against the Registrant by such director, officer or controlling person or the distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Adviser

                  Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item 27.          Principal Underwriter

     (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli ABC Fund, The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, The Gabelli Capital Asset Fund, The Gabelli Convertible Securities Fund, Inc., The Gabelli Equity Income Fund, The Gabelli Equity Trust Inc., The Gabelli Global Convertible Securities Fund, The Gabelli Global Interactive Couch Potato(R)Fund, The Gabelli Global Multimedia Trust Inc., The Gabelli Global Telecommunications Fund, Gabelli Gold Fund, Inc, The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., The Gabelli Global Opportunity Fund, The Gabelli Mathers Fund, The Gabelli Small Cap Growth Fund, The Gabelli U.S. Treasury Money Market Fund, The Gabelli Utilities Fund, The Gabelli Utility Trust, The Gabelli Value Fund, Inc. and the Gabelli Westwood Funds.

         (b) The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

         (c)      Not applicable.



Item 28.          Location of Accounts and Records

                  All such  accounts,  books and  other  documents  required  by
                  Section 31(a) of the 1940 Act and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of Gabelli Funds, LLC, One Corporate Center, Rye, New York 10580-1434, First Data Investor Services Group, Inc., 101 Federal Street, Boston, Massachusetts 02110, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, Massachusetts, 02171.

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  Not applicable.

                                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Gabelli Equity
Series Funds, Inc., has duly caused this Post Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York on the 1st day of December, 1999.

                                            GABELLI EQUITY SERIES FUNDS, INC.


                                            By: /s/ Bruce N. Alpert
                                                Bruce N. Alpert
                                                Vice President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date

/s/ Mario J. Gabelli*                                President and Director             December 1, 1999
-----------------------------
Mario J. Gabelli

/s/ Bruce N. Alpert                                  Vice President and Treasurer       December 1, 1999
-----------------------------
Bruce N. Alpert

/s/ James E. McKee*                                  Secretary                          December 1, 1999
-----------------------------
James E. McKee

/s/ John D. Gabelli*                                 Director                           December 1, 1999
---------------------------
John D. Gabelli

/s/ Felix J. Christiana*                             Director                           December 1, 1999
-----------------------------
Felix J Christiana

/s/ Anthony J. Colavita*                             Director                           December 1, 1999
-----------------------------
Anthony J. Colavita

/s/ Vincent D. Enright*                              Director                           December 1, 1999
-----------------------------
Vincent D. Enright

/s/ Robert J. Morrissey*                             Director                           December 1, 1999
-----------------------------
Robert J. Morrissey

/s/ Karl Otto Pohl*                                  Director                           December 1, 1999
-----------------------------
Karl Otto Pohl

/s/ Anthony R. Pustorino*                            Director                           December 1, 1999
-----------------------------
Anthony R. Pustorino

/s/ Anthonie C. van Ekris*                           Director                           December 1, 1999
-----------------------------
Anthonie C. van Ekris

*By: /s/ Bruce N. Alpert
         Bruce N. Alpert
         Attorney-in-fact




                              SCHEDULE OF EXHIBITS

 EXHIBIT

(e)(1) Form of Amended and Restated Distribution Agreement relating to The Gabelli Equity Income Fund

   (2) Form of Amended and Restated Distribution Agreement relating to The Gabelli Small Cap Growth Fund

(j)    Consent of Independent Auditors

(m)(1) Form of Amended and Restated Plan of Distribution relating to Class AAA Series Shares of The Gabelli Equity Income Fund

   (2) Form of Amended and Restated Plan of Distribution relatng to Class AAA Series Shares of The Gabelli Small Cap Growth Fund

   (3) Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares of The Gabelli Equity Income Fund

   (4) Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class B Series Shares of The Gabelli Equity Income Fund

   (5) Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class C Series Shares of The Gabelli Equity Income Fund

   (6) Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares of The Gabelli Small Cap Fund

   (7) Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class B Series Shares of The Gabelli Small Cap Fund

   (8) Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class C Series Shares of The Gabelli Small Cap Fund

(n)(1) Form of Rule 18f-3 Multi-Class Plan relating to The Gabelli Equity Income Fund

   (2) Form of Rule 18f-3 Multi-Class Plan relating to The Gabelli Small Cap Growth Fund